Assets and liabilities held for sale - Summary (Details) - AUD ($) $ in Millions					6 Months Ended	12 Months Ended
	Mar. 18, 2021	Dec. 07, 2020	Dec. 02, 2020	Aug. 21, 2020	Mar. 31, 2021	Sep. 30, 2020
Westpac Vendor Finance
Assets / liabilities held for sale
Deferred compensation payment period				2 years
Losses on write-down to fair value					$ (82)	$ (112)
Write back recognised during the period					30
Westpac General Insurance Limited and Westpac General Insurance Services Limited
Assets / liabilities held for sale
Sale price to be received upon closure of sale			$ 725
Contingent payment period			5 years
Westpac General Insurance Limited and Westpac General Insurance Services Limited | Allianz agreement, distribution of general insurance products
Assets / liabilities held for sale
Term of exclusive agreement			20 years
Westpac Pacific
Assets / liabilities held for sale
Expected loss on sale, pre-tax		$ 231
Losses on write-down to fair value					(121)
Portion of sale price payable at closing of sale		315
Portion of sale price payable in six-monthly installments		$ 60
Installment term		18 months
Earn-out period		24 months
Westpac Pacific | Westpac Bank-PNG-Limited
Assets / liabilities held for sale
Percentage of equity owned by parent		89.90%
Westpac Lenders Mortgage Insurance Limited
Assets / liabilities held for sale
Term of exclusive agreement	10 years
Installment term	10 years
Write down of goodwill, and recognition of related separation and transaction costs					$ (110)